                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: ____________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Horizon Global Advisers, LLC
Address: 470 Park Avenue South
         4th Floor South
         New York, NY 10016

Form 13F File Number: 28-12237

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin Quigley
Title: CEO, Horizon Global Advisers, LLC
Phone: (646) 495-7338

Signature, Place, and Date of Signing:


      /s/ Kevin Quigley                New York, NY                2/9/09
-----------------------------   ------------------------   ---------------------
         [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
Form 13F Information Table Entry Total:       71
Form 13F Information Table Value Total: $176,503
                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE
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
       COLUMN 1        COLUMN 2  COLUMN 3   COLUMN 4   COLUMN 5                        COLUMN 6        COLUMN 7        COLUMN 8
---------------------- -------- --------- ----------- ----------                      ---------- ------------------- -----------
                                                                                      INVESTMENT                        VOTING
                                                                                      DISCRETION                      AUTHORITY
                         TITLE                                                        ----------                     -----------
                           OF             FAIR MARKET                                                    OTHER
    NAME OF ISSUER       CLASS    CUSIP      VALUE      SHARES   SH/PRN PUT/CALL SOLE   SHARED   OTHER MANAGERS SOLE SHARED NONE
---------------------- -------- --------- ----------- ---------- ------ -------- ---- ---------- ----- -------- ---- ------ ----
AMERICAN REAL ESTATE
   PTRS FLOAT RATE
   NOTE                         029169AA7  $  9,465   11,800,000                 SOLE                    NONE   SOLE
BROOKFIELD ASSET MGMT
   INC                          112585104  $  8,079      529,117                 SOLE                    NONE   SOLE
IMPERIAL OIL LTD                453038408  $  8,003      237,357                 SOLE                    NONE   SOLE
URBANA CORP CL A NON
   VTG                 CLASS A  91707P208  $  7,310    5,415,500                 SOLE                    NONE   SOLE
PHILIP MORRIS INTL INC          718172109  $  6,335      145,612                 SOLE                    NONE   SOLE
NASDAQ OMX GROUP INC            631103108  $  6,294      254,724                 SOLE                    NONE   SOLE
NYSE EURONEXT                   629491101  $  6,176      225,582                 SOLE                    NONE   SOLE
HONG KONG EXCHANGES
   AND CLEARING LTD             Y3506N139  $  6,173      650,100                 SOLE                    NONE   SOLE
CNOOC LTD SPONSORED
   ADR                          126132109  $  5,928       62,245                 SOLE                    NONE   SOLE
ENCANA CORP                     292505104  $  5,776      124,270                 SOLE                    NONE   SOLE
BURLINGTON NORTHERN
   SANTA FE                     12189T104  $  5,644       74,560                 SOLE                    NONE   SOLE
CARNIVAL CORP                   143658300  $  5,189      213,367                 SOLE                    NONE   SOLE
TIME WARNER INC                 887317105  $  5,028      499,828                 SOLE                    NONE   SOLE
BERKSHIRE HATHAWAY INC CLASS A  084670108  $  4,540           47                 SOLE                    NONE   SOLE
ALLEGHENY ENERGY INC            017361106  $  4,449      131,402                 SOLE                    NONE   SOLE
ANGLO AMERN PLC ADR             03485P201  $  4,412      379,708                 SOLE                    NONE   SOLE
UNION PACIFIC CORP              907818108  $  3,414       71,430                 SOLE                    NONE   SOLE
LEUCADIA NATIONAL CORP          527288104  $  3,400      171,733                 SOLE                    NONE   SOLE
ICAHN ENTERPRISES LP            451100101  $  3,280      124,019                 SOLE                    NONE   SOLE
LEGG MASON INC                  524901105  $  3,159      144,220                 SOLE                    NONE   SOLE
CHINA LIFE INS CO LTD
   SPONS ADR                    16939P106  $  3,035       65,423                 SOLE                    NONE   SOLE
LONDON STOCK EXCHANGE
   GROUP PLC                    G5689U103  $  2,920      398,416                 SOLE                    NONE   SOLE
BEIJING CAPITAL
   INTERNATIONAL
   AIRPORT                      Y07717104  $  2,867    5,724,000                 SOLE                    NONE   SOLE
CALPINE CORP                    131347304  $  2,798      384,347                 SOLE                    NONE   SOLE
BERKSHIRE HATHAWAY
   HLDG CO             CLASS B  084670207  $  2,567          799                 SOLE                    NONE   SOLE
SINGAPORE EXCHANGE LTD          Y79946102  $  2,511      712,000                 SOLE                    NONE   SOLE
DISNEY WALT COMPANY
   HOLDING CO                   254687106  $  2,324      102,451                 SOLE                    NONE   SOLE
HENDERSON LAND
   DEVELOPMENT CO LTD           Y31476107  $  2,281      616,000                 SOLE                    NONE   SOLE
WARNER MUSIC GROUP 9
   1/2 12/15/14                 92930MAF0  $  2,270    6,137,000                 SOLE                    NONE   SOLE
GAZPROM O A O SPON ADR          368287207  $  2,038      143,036                 SOLE                    NONE   SOLE
CANADIAN NAT RES LTD            136385101  $  1,991       49,810                 SOLE                    NONE   SOLE
EL PASO CORP                    28336L109  $  1,967      251,319                 SOLE                    NONE   SOLE
HUANENG PWR INTL
   INCSPONSORED ADR             443304100  $  1,940       66,489                 SOLE                    NONE   SOLE
RELIANT ENERGY INC              75952B105  $  1,781      308,284                 SOLE                    NONE   SOLE
LAS VEGAS SANDS CORP            517834107  $  1,778      299,956                 SOLE                    NONE   SOLE
DYNEGY INC             CLASS A  26817G102  $  1,660      830,480                 SOLE                    NONE   SOLE

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
SPDR INDEX SHS FDS S&P
   CHINA ETF                    78463X400  $  1,473       32,555                 SOLE                    NONE   SOLE
BLACKSTONE GROUP L P            09253U108  $  1,461      223,809                 SOLE                    NONE   SOLE
VISA INC               CLASS A  92826C839  $  1,411       26,913                 SOLE                    NONE   SOLE
WYNN RESORTS LTD                983134107  $  1,409       33,360                 SOLE                    NONE   SOLE
LOEWS CORP                      540424108  $  1,409       49,900                 SOLE                    NONE   SOLE
SEARS HLDGS CORP                812350106  $  1,408       36,230                 SOLE                    NONE   SOLE
MASTERCARD INC         CLASS A  57636Q104  $  1,265        8,856                 SOLE                    NONE   SOLE
ICICI BK LTD ADR                45104G104  $  1,258       65,372                 SOLE                    NONE   SOLE
DREAMWORKS ANIMATION
   SKG INC             CLASS A  26153C103  $  1,242       49,170                 SOLE                    NONE   SOLE
CME GROUP INC          CLASS A  12572Q105  $  1,221        5,870                 SOLE                    NONE   SOLE
VOSTOK GAS LTD
   INVESTMENT LTD               G93922105  $  1,050      123,500                 SOLE                    NONE   SOLE
RH DONNELLY 9.000%
   11/15/13                     25212EAF7  $    925    5,000,000                 SOLE                    NONE   SOLE
ARUZE CORP                      J0204H106  $    898       90,700                 SOLE                    NONE   SOLE
STATE BK INDIA
   GDR REG S                    856552203  $    845       15,200                 SOLE                    NONE   SOLE
COHEN & STEERS INC              19247A100  $    816       74,320                 SOLE                    NONE   SOLE
NV ENERGY INC                   67073Y106  $    773       78,174                 SOLE                    NONE   SOLE
FANNIE MAE                      313586109  $    773    1,017,147                 SOLE                    NONE   SOLE
BHP BILLITON LTD
   SPONSORED ADR                088606108  $    751       17,523                 SOLE                    NONE   SOLE
NATIONAL ENERGY
   GROUP INC                    635812209  $    740      227,900                 SOLE                    NONE   SOLE
SUNCOR ENERGY INC               867229106  $    620       31,800                 SOLE                    NONE   SOLE
ALEXANDERS INC                  014752109  $    586        2,299                 SOLE                    NONE   SOLE
JEFFERIES GROUP INC             472319102  $    559       39,800                 SOLE                    NONE   SOLE
NARA BANCORP INC                63080P105  $    550       56,050                 SOLE                    NONE   SOLE
XSTRATA PLC                     G9826T102  $    517       56,211                 SOLE                    NONE   SOLE
PREFERRED BK LOS
   ANGLES                       740367107  $    495       82,570                 SOLE                    NONE   SOLE
FREDDIE MAC                     313400301  $    462      634,200                 SOLE                    NONE   SOLE
ISHARES TR FTSE
   XNHUA IDX                    464287184  $    419       14,430                 SOLE                    NONE   SOLE
U S GLOBAL INVS INC    CLASS A  902952100  $    368       75,300                 SOLE                    NONE   SOLE
SHERRITT INTERNATIONAL          823901103  $    361      114,500                 SOLE                    NONE   SOLE
CANADIAN OIL SANDS
   TRUST                        13642L100  $    346       20,182                 SOLE                    NONE   SOLE
VALUE PARTNERS GROUP
   LTD                          G93175100  $    302      947,000                 SOLE                    NONE   SOLE
CENTER FINL CORP                15146E102  $    294       47,795                 SOLE                    NONE   SOLE
RIO TINTO PLC
   SPONSORED ADR                767204100  $    279        3,148                 SOLE                    NONE   SOLE
SOTHEBYS                        835898107  $    219       24,700                 SOLE                    NONE   SOLE
NUVEEN DIV ADV MUNI
   FD 3 SH BEN INT              67070X101  $    216       21,600                 SOLE                    NONE   SOLE
                                           --------
                                           $176,503
                                           ========